MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2024
Mineral Industries Disclosures [Abstract]
MINERAL PROPERTIES [Text Block]

5. MINERAL PROPERTIES

The Kibi, Kwabeng and Pameng Projects were purchased as a group in 2004, and the purchase price was not allocated between the properties and camp facilities.  As historical option payments received for the right to purchase projects from the Company in previous years have expired unexercised there are no third-party claims against the Projects.  The Mineral Properties have a value of $734,422 as at December 31, 2024 and 2023.  There was no impairment in the carrying value of the properties in the years ended December 31, 2024 and 2023.

Kibi, Kwabeng and Pameng Projects

The Company holds the mineral rights over the lease area for Kibi , Kwabeng, and Pameng Projects, all of which are located in Ghana.  The original Kwabeng and Pameng mining leases had an expired date of July 26, 2019, while the Apapam (the "Kibi") lease had an expiry date of December 17, 2015.  Under the mineral laws, the Company has the right to apply for extensions of mining leases for up to a maximum of 30 years.  The Company has applied for extensions on all three of its leases noted above for a further 15 years.  The Kwabeng and Pameng extensions were filed on December 13, 2018, and the Kibi lease extension on June 17, 2015.  To date, the Company has not received the extension documents from the government. Under mineral law, the old leases remain fully in force until the government issues the new lease documents. The renewal extension is in accordance with the terms of application and payment of fees to the Minerals Commission.

All gold production will be subject to a 5% production royalty of the net smelter returns ("NSR") payable to the Government of Ghana.

Banso and Muoso Projects

During the year ended December 31, 2010, the Company made an application to Mincom to convert a single prospecting license ("PL") securing its interest in the Banso and Muoso Projects located in Ghana to a mining lease covering the lease area of each of these Projects.  This application was approved by Mincom who subsequently made recommendation to the Minister of Lands, Forestry and Mines to grant an individual mining lease for each Project.  On January 6, 2011, the Government of Ghana granted two mining leases for these Projects.  These mining leases grant the Company mining rights to produce gold in the respective leased areas until January 5, 2025 with respect to the Banso Project and until January 5, 2024 with respect to the Muoso Project.  These mining leases supersede the PL previously granted to the Company.  Among other things, both mining leases require that the Company:

i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter);

ii) pay annual ground rent of GH¢189,146 (approximately USD$35,688) for the Banso Project and GH¢202,378 (approximately USD$38,185) for the Muoso Project;

iii) commence commercial production of gold within two years from the date of the mining leases (note: all leases were in production well before the 2 year deadline); and

iv) pay a production royalty of 5% of gold sales to the Government of Ghana.

No project acquisition costs were recorded for the acquisition of Banso and Muoso Projects. In June 2023 the Company applied for an extension of the Muoso Project. The Banso lease expires on January 5, 2025 and the Company expects to apply for an extension of the Banso lease at that time.

Mining Lease and Prospecting License Commitments

The Company is committed to expend, from time to time fees payable

(a) to the Minerals Commission for:

(i) a grant or renewal of a mining lease (currently an annual fee maximum of $1,000.00 per cadastral units/or 21.24 hectare); and

(ii) annual operating permits;

(b) to the Environmental Protection Agency ("EPA") (of Ghana) for:

i) processing and certificate fees with respect to EPA permits;

ii) the issuance of permits before the commencement of any work at a particular concession; or

iii) the posting of a bond in connection with any mining operations undertaken by the Company;

(c) for a legal obligation associated with our mineral properties for clean up costs when work programs are completed.